UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00810
                                                    ----------

                               Phoenix Series Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,          John H. Beers, Esq.
     Counsel and Secretary for Registrant      Vice President and Counsel
        Phoenix Life Insurance Company       Phoenix Life Insurance Company
               One American Row                     One American Row
            Hartford, CT 06103-2899             Hartford, CT 06103-2899
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                   Date of reporting period: January 31, 2008
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Phoenix Balanced Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2008
                                   (UNAUDITED)



                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
U.S. GOVERNMENT SECURITIES--0.3%


U.S. TREASURY BONDS--0.2%
 U.S. Treasury Bond(m)
 5.375% due 2/15/31                                 $  265      $       304
 4.500% due 2/15/36                                  1,645            1,681
                                                                -----------
                                                                      1,985
                                                                -----------
U.S. TREASURY NOTES--0.1%
U.S. Treasury Note
  4.250% due 11/15/17(m)                             1,165            1,224
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,918)                                              3,209
---------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--6.4%

FHLMC R010-AB
  5.500% due 12/15/19                                1,756            1,784
FNMA
 6.000% due 5/1/17                                     257              267
 4.500% due 4/1/19                                     479              480
 4.500% due 6/1/19                                   7,014            7,033
 4.000% due 7/1/19                                      75               74
 4.000% due 6/1/20                                   1,788            1,759
 5.000% due 6/1/20                                   6,622            6,716
 5.000% due 8/1/20                                     110              112
 6.000% due 12/1/32                                    469              483
 5.000% due 4/1/34                                   2,549            2,541
 5.500% due 4/1/34                                     912              925
 5.500% due 5/1/34                                   4,548            4,614
 6.000% due 5/1/34                                     907              933
 5.500% due 6/1/34                                   2,066            2,096
 5.500% due 7/1/34                                   2,593            2,630
 6.000% due 7/1/34                                     822              845
 5.000% due 8/1/34                                     664              662
 5.500% due 9/1/34                                   1,244            1,262
 6.000% due 10/1/34                                    312              321
 5.000% due 1/1/35                                   3,034            3,025
 6.000% due 5/1/35                                     612              629
 5.000% due 6/1/35                                   2,678            2,668
 5.500% due 6/1/35                                   1,080            1,095
 5.500% due 8/1/35                                   1,074            1,089
 5.500% due 10/1/35                                    882              895


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
 5.000% due 11/1/35                                 $1,339      $     1,334
 5.500% due 5/1/36                                   1,019            1,033
 6.000% due 5/1/36                                     919              943
 6.000% due 10/1/36                                  1,505            1,544
 5.500% due 4/1/37                                     989            1,002
FNMA 04-W6, 1A4
 5.500% due 7/25/34                                  1,704            1,709
GNMA
 6.500% due 8/15/23                                     91               96
 6.500% due 11/15/23                                 1,105            1,158
 6.500% due 12/15/23                                   227              237
 6.500% due 1/15/24                                    735              770
 6.500% due 2/15/24                                    678              711
 6.500% due 3/15/24                                    350              367
 6.500% due 4/15/24                                    565              592
 6.500% due 5/15/24                                     11               11
 6.500% due 1/15/26                                    274              286
 6.500% due 2/15/26                                     66               69
 6.500% due 3/15/26                                    250              262
 6.500% due 4/15/26                                    208              218
 6.500% due 6/15/28                                     50               52
 6.500% due 7/15/31                                    229              239
 6.500% due 11/15/31                                    36               37
 6.500% due 2/15/32                                     72               75
 6.500% due 3/15/32                                     51               53
 6.500% due 4/15/32                                     85               89
 6.000% due 8/15/32                                    804              832
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $57,877)                                            58,657
---------------------------------------------------------------------------

MUNICIPAL BONDS--3.0%

CALIFORNIA--0.9%
Alameda Corridor Transportation
  Authority Series C Taxable
  (MBIA Insured)
  6.600% due 10/1/29                                 2,750            3,016
Alameda Corridor Transportation
  Authority Taxable Subordinate
  Series D (MBIA Insured)
  6.250% due 10/1/14                                   500              541
Contra Costa County Pension
  Obligation Taxable
  (FSA Insured)
  6.100% due 6/1/11                                    500              536

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
CALIFORNIA--(CONTINUED)
San Luis Obispo County Pension
  Obligation Taxable
  Series A (MBIA Insured)
  3.940% due 9/1/12                                 $  330      $       328
Sonoma County Pension Obligation
  Taxable (FSA Insured)
  6.625% due 6/1/13                                  3,195            3,393
                                                                -----------
                                                                      7,814
                                                                -----------
FLORIDA--0.1%
Miami-Dade County Educational
  Facilities Authority Taxable
  Series C
  5.480% due 4/1/16                                    650              666
                                                                -----------
MAINE--0.1%
Bangor Pension Obligation
  Taxable Series B (FGIC Insured)
  5.940% due 6/1/13                                    675              728
                                                                -----------
MASSACHUSETTS--0.2%
Commonwealth of Massachusetts
  General Obligation
  Series C (FSA Insured)
  5.500% due 12/1/17                                 1,390            1,638
                                                                -----------
MINNESOTA--0.5%
State of Minnesota
  5.000% due 8/1/19                                  3,700            4,151
                                                                -----------
MISSISSIPPI--0.0%
Mississippi Development Bank
  Jackson County Special
  Obligation Taxable
  Series A (FSA Insured)
  5.000% due 6/1/11                                    340              352
                                                                -----------
NEW JERSEY--0.1%
Monroe Township Pension
  Obligation Taxable
  5.000% due 8/15/13                                   590              615

New Jersey Turnpike Authority
  Taxable Series B
  (AMBAC Insured)
  4.252% due 1/1/16                                    155              151
                                                                -----------
                                                                        766
                                                                -----------
NEW YORK--0.0%
City of Buffalo Taxable
  Series A (AMBAC Insured)
  4.710% due 2/1/13                                    420              427
                                                                -----------


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
PENNSYLVANIA--0.5%
City of Pittsburgh Pension
  Obligation Taxable Series A
  (FGIC Insured)
  6.500% due 3/1/14                                 $1,100      $     1,201
City of Pittsburgh Pension
  Obligation Taxable Series C
  (FGIC Insured)
  6.500% due 3/1/17                                  1,800            1,975
Philadelphia School District
  Taxable Series C
  (FSA Insured)
  4.430% due 7/1/11                                  1,780            1,808
                                                                -----------
                                                                      4,984
                                                                -----------
TEXAS--0.5%
City of Dallas
  5.000% due 2/15/17                                 3,750            4,207
State  of Texas Taxable Series C
  4.700% due 8/1/09                                    625              636
                                                                -----------
                                                                      4,843
                                                                -----------
VIRGINIA--0.1%
Tobacco Settlement Financing
  Corp. Taxable Series A-1
  6.706% due 6/1/46                                  1,000              905
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $26,151)                                            27,274
---------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.8%

FHLB
  6.000% due 6/29/22                                 1,950            2,048
FHLMC
  5.200% due 3/5/19(m)                               5,275            5,367
---------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,101)                                              7,415
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.1%

AmeriCredit Automobile Receivables
  Trust 06-BG, A3
  5.210% due 10/6/11                                 2,100            2,094
Associates Manufactured Housing Pass
  Through Certificate 97-2, A6
  7.075% due 3/15/28(c)                                738              765
Bayview Financial Acquisition
  Trust 06-A, 1A2
  5.483% due 2/28/41(c)                              3,250            3,210
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18(c)                                751              752

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
Capital One Auto Finance Trust 07-B, A3A
  5.030% due 4/15/12                                $1,100      $     1,096
Carmax Auto Owner Trust 07-2, A3
  5.230% due 12/15/11                                2,159            2,212
DaimlerChrysler Auto Trust 05-A, B
  3.880% due 7/8/11                                  1,200            1,202
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                              1,017              865
GMAC Mortgage Corp. Loan Trust 07-HE1, A2
  5.621% due 8/25/37(c)                              1,000              917
GS Auto Loan Trust 06-1, A2
  5.470% due 2/15/09                                   217              217
JPMorgan Mortgage Acquisition Corp.
  06-CW2, AF3
  5.777% due 8/25/36(c)                              1,500            1,505
Long Beach Auto Receivables Trust
  04-A, A2
  2.841% due 7/15/10(c)                                347              347
Renaissance Home Equity Loan Trust
  06-1, AF2
  5.533% due 5/25/36(c)                              1,155            1,150
Residential Funding Mortgage
  Securities II, Inc. 06-HSA1, A3
  5.230% due 2/25/36(c)                                190              148
Wachovia Auto Loan Owner Trust
  06-2A, A3 144A
  5.230% due 8/22/11(b)                              2,665            2,695
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $19,374)                                            19,175
---------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--9.4%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
  7.625% due 6/15/12                                   800              824
Rockwell Collins, Inc.
  4.750% due 12/1/13                                 1,000            1,049
                                                                -----------
                                                                      1,873
                                                                -----------
AIRLINES--0.6%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                 2,246            2,055
Continental Airlines, Inc. 98-1A
  6.648% due 9/15/17                                 1,455            1,455
JetBlue Airways Corp. 04-1
  9.241% due 3/17/08(c)                                137              136
JetBlue Airways Corp. 04-2
  7.969% due 11/15/08(c)                             1,086            1,081


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
AIRLINES--(CONTINUED) United
  Airlines, Inc. 01-1
  6.071% due 3/1/13                                 $  927      $       920
                                                                -----------
                                                                      5,647
                                                                -----------
APPLICATION SOFTWARE--0.0%
Intuit, Inc.
  5.750% due 3/15/17                                   221              220
                                                                -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Bank of New York Mellon Corp. (The)
  4.950% due 11/1/12                                   950              974
Janus Capital Group, Inc.
  6.250% due 6/15/12                                   525              551
                                                                -----------
                                                                      1,525
                                                                -----------
AUTOMOBILE MANUFACTURERS--0.1%
American Honda Finance Corp. 144A
  4.250% due 3/11/08(b)                                175              175
DaimlerChrysler NA Holding Corp.
  6.500% due 11/15/13                                  425              460
                                                                -----------
                                                                        635
                                                                -----------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
  7.000% due 4/15/14                                   830              743
                                                                -----------
BROADCASTING & CABLE TV--0.1%
Comcast Corp.
  5.300% due 1/15/14                                   575              570
Time Warner Cable, Inc.
  5.850% due 5/1/17                                    435              435
                                                                -----------
                                                                      1,005
                                                                -----------
BUILDING PRODUCTS--0.2%
CRH America, Inc. (Ireland)
  6.000% due 9/30/16(d)                                835              808
Masco Corp.
  5.850% due 3/15/17                                   540              520
Owens Corning, Inc.
  6.500% due 12/1/16                                   180              166
                                                                -----------
                                                                      1,494
                                                                -----------
CASINOS & GAMING--0.1%
MGM Mirage
  8.500% due 9/15/10                                    85               89

Phoenix Balanced Fund

                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
CASINOS & GAMING--(CONTINUED)
Seneca Gaming Corp. Series B
  7.250% due 5/1/12                                 $  765      $       746
                                                                -----------
                                                                        835
                                                                -----------
COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc.
  5.500% due 2/22/16                                   840              868
                                                                -----------
CONSTRUCTION & ENGINEERING--0.0%
Terex Corp.
  7.375% due 1/15/14                                   390              387
                                                                -----------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
  5.600% due 11/30/12                                  665              685
                                                                -----------
CONSUMER FINANCE--0.9%
Ford Motor Credit Co. LLC
 8.625% due 11/1/10                                    480              451
 9.875% due 8/10/11                                    835              802
 8.708% due 4/15/12(c)                                 175              170
 7.800% due 6/1/12                                     770              682
GMAC LLC
 6.875% due 9/15/11                                    490              429
 6.875% due 8/28/12                                    415              353
 6.750% due 12/1/14                                    400              330
Residential Capital LLC
  7.625% due 11/21/08                                  415              322
SLM Corp.
  5.590% due 2/1/10(c)                               5,550            5,092
                                                                -----------
                                                                      8,631
                                                                -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                    900              867
First Data Corp. 144A
  9.875% due 9/24/15(b)                                375              332
                                                                -----------
                                                                      1,199
                                                                -----------
DIVERSIFIED BANKS--0.5%
Bank of America Corp.
  5.750% due 12/1/17                                   545              561
National Capital Trust II 144A
  5.486% due 12/29/49(b) (c)                         2,700            2,512


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
DIVERSIFIED BANKS--(CONTINUED)
Wachovia Corp.
  4.875% due 2/15/14                                $1,145      $     1,123
                                                                -----------
                                                                      4,196
                                                                -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Equifax, Inc.
  6.300% due 7/1/17                                    750              783
International Lease Finance Corp.
  4.750% due 1/13/12                                   875              883
                                                                -----------
                                                                      1,666
                                                                -----------
DRUG RETAIL--0.1%
CVS Caremark Corp.
  5.750% due 6/1/17                                    850              878
                                                                -----------
ELECTRIC UTILITIES--0.7%
AES Corp. (The)
  7.750% due 10/15/15                                  780              801
Allegheny Energy Supply LLC 144A
  8.250% due 4/15/12(b)                                390              419
Entergy Gulf States, Inc.
 5.700% due 6/1/15                                   3,000            2,922
 5.250% due 8/1/15                                     300              292
Great River Energy 144A
  5.829% due 7/1/17(b)                               1,025            1,021
Midwest Generation LLC Series B
  8.560% due 1/2/16                                    326              350
Southern Power Co. Series D
  4.875% due 7/15/15                                   885              858
                                                                -----------
                                                                      6,663
                                                                -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
  4.850% due 11/15/10                                2,000            2,088
                                                                -----------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 144A
  8.250% due 3/15/18(b)                                610              599
                                                                -----------
ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc.
  5.000% due 3/15/14                                   175              171
                                                                -----------
FOOD RETAIL--0.2%
Kroger Co. (The)
 6.800% due 12/15/18                                   420              454
 6.150% due 1/15/20                                    662              682

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
FOOD RETAIL--(CONTINUED)
Safeway, Inc.
  6.350% due 8/15/17                                $  600      $       635
                                                                -----------
                                                                      1,771
                                                                -----------
GAS UTILITIES--0.1%
AmeriGas Partners LP
  7.250% due 5/20/15                                 1,000              992
                                                                -----------
GENERAL MERCHANDISE STORES--0.1%
Target Corp.
  5.375% due 5/1/17                                  1,095            1,087
                                                                -----------
HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc. 144A
  6.000% due 6/15/17(b)                                560              585
                                                                -----------
HEALTH CARE EQUIPMENT--0.1%
HCA, Inc.
  9.250% due 11/15/16                                1,000            1,051
                                                                -----------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                    930              967
                                                                -----------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
  6.125% due 1/15/16                                   925              919
                                                                -----------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
  7.250% due 6/15/16                                   875              855
                                                                -----------
INDUSTRIAL MACHINERY--0.6%
ITW Cupids Financing Trust I 144A
  6.550% due 12/31/11(b)                             5,000            5,314
                                                                -----------
INTEGRATED OIL & GAS--0.0%
Chevron Canada Funding Co.
  3.375% due 2/15/08                                   175              175
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co.
  6.250% due 1/15/13                                   640              611
Qwest Corp.
  7.875% due 9/1/11                                    410              423
  6.500% due 6/1/17                                    570              536
                                                                -----------


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Communications, Inc.
  4.900% due 9/15/15                                $  720      $       707
                                                                -----------
                                                                      2,277
                                                                -----------
INVESTMENT BANKING & BROKERAGE--0.5%
BlackRock, Inc.
  6.250% due 9/15/17                                 1,025            1,086
Goldman Sachs Group, Inc. (The)
  5.950% due 1/18/18                                   705              727
Lehman Brothers Holdings, Inc.
  6.000% due 7/19/12                                 1,250            1,281
  5.625% due 1/24/13                                   390              395
Merrill Lynch & Co., Inc.
  6.110% due 1/29/37                                   905              786
                                                                -----------
                                                                      4,275
                                                                -----------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.
  6.300% due 9/15/17                                   775              784
                                                                -----------
LIFE & HEALTH INSURANCE--0.1%
Jefferson-Pilot Corp.
  4.750% due 1/30/14                                   850              875
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                                    25               26
                                                                -----------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
  6.875% due 5/1/12                                    685              720
                                                                -----------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
  5.625% due 2/15/14                                   840              819
                                                                -----------
MULTI-UTILITIES--0.1%
Dominion Resources, Inc. Series D
  5.000% due 3/15/13(m)                                525              533
                                                                -----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.
  6.750% due 2/1/17                                  1,040            1,087
                                                                -----------
OFFICE REITS--0.1%
HRPT Properties Trust
  5.750% due 11/1/15                                   900              843
                                                                -----------

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc.
  4.750% due 5/15/18(m)                             $1,250      $     1,164
                                                                -----------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
  9.500% due 1/15/16(b)                                230              235
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Plains Exploration & Production Co.
  7.750% due 6/15/15                                   415              418
Southwestern Energy Co. 144A
  7.500% due 2/1/18(b)                                 900              929
XTO Energy, Inc.
  6.250% due 8/1/17                                    600              639
                                                                -----------
                                                                      1,986
                                                                -----------
OIL & GAS REFINING & MARKETING--0.2%
Motiva Enterprises LLC 144A
  5.200% due 9/15/12(b)                              1,000            1,038
Tesoro Corp.
  6.500% due 6/1/17                                    870              852
                                                                -----------
                                                                      1,890
                                                                -----------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
Buckeye Partners LP
  6.050% due 1/15/18                                   250              255
Kinder Morgan Management Co.
  5.700% due 1/5/16                                  2,420            2,157
NGPL PipeCo. LLC 144A
  6.514% due 12/15/12(b)                               925              954
TEPPCO Partners LP
  7.625% due 2/15/12                                   420              471
                                                                -----------
                                                                      3,837
                                                                -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
General Electric Capital Corp.
  5.375% due 10/20/16                                1,200            1,232
JPMorgan Chase & Co.
  5.250% due 5/1/15                                    800              800
                                                                -----------
                                                                      2,032
                                                                -----------
PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co.
  5.000% due 12/3/12                                   175              183


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
PACKAGED FOODS & MEATS--(CONTINUED)
Tyson Foods, Inc.
  6.850% due 4/1/16                                 $  235      $       235
                                                                -----------
                                                                        418
                                                                -----------
PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and
  Verso Paper, Inc. Series B
  8.661% due 8/1/14(c)                                 296              283
                                                                -----------
REGIONAL BANKS--0.4%
Rabobank Capital Funding II 144A
  5.260% due 12/29/49(b) (c)                         1,300            1,233
SunTrust Banks, Inc.
  5.250% due 11/5/12                                   980            1,000
Zions Bancorporation
  5.650% due 5/15/14                                 1,750            1,750
                                                                -----------
                                                                      3,983
                                                                -----------
SPECIALIZED FINANCE--0.1%
CIT Group Holdings, Inc.
  5.400% due 1/30/16                                 1,000              813
                                                                -----------
SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
  6.875% due 11/1/14                                   600              593
Realty Income Corp.
  6.750% due 8/15/19                                   400              397
                                                                -----------
                                                                        990
                                                                -----------
TOBACCO--0.1%
Reynolds American, Inc.
  7.300% due 7/15/15                                   950              989
---------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $87,045)                                            86,583
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--11.8%

Banc of America Alternative
  Loan Trust 06-9, A1
  6.000% due 1/25/37                                 3,720            3,714
Bear Stearns Adjustable Rate Mortgage
  Trust 05-12, 13A1
  5.437% due 2/25/36(c)                              2,028            2,030
Bear Stearns Commercial Mortgage
  Securities 06-PW12, A4
  5.895% due 9/11/38(c)                              2,400            2,438

Phoenix Balanced Fund

                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
Bear Stearns Commercial Mortgage
  Securities 07-PW18, AM
  6.084% due 6/11/50(c)                             $2,250      $     2,185
Citigroup Mortgage Loan Trust,
  Inc. 05-5, 2A3
  5.000% due 8/25/35                                 1,545            1,559
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 05-CD1, AM
  5.400% due 7/15/44(c)                              2,240            2,096
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 06-CD2, A4
  5.545% due 1/15/46(c)                              3,120            3,068
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.500% due 8/25/34                                 2,206            2,229
Countrywide Home Loan Mortgage
  Pass-Through Trust 07-1, A2
  6.000% due 3/25/37                                 2,805            2,827
Credit Suisse First Boston Mortgage
  Securities Corp. 05-12, 6A1
  6.000% due 1/25/36                                 2,890            2,892
Credit Suisse First Boston Mortgage
  Securities Corp. 98-C1, B
  6.590% due 5/17/40                                 1,000            1,004
Credit Suisse First Boston Mortgage
  Securities Corp. 99-C1, A2
  7.290% due 9/15/41                                   276              284
Credit Suisse Mortgage Capital
  Certificates 06-C1, A4
  5.609% due 2/15/39(c)                              5,490            5,457
Crown Castle Towers LLC 05-1A,
  AFX 144A
  4.643% due 6/15/35(b)                              2,510            2,507
DLJ Commercial Mortgage Corp. 9
  8-CF2, A1B
  6.240% due 11/12/31                                3,397            3,419
First Horizon Asset Securities, Inc.
  05-AR1, 2A1
  5.008% due 4/25/35(c)                              2,216            2,207
First Union - Lehman Brothers -
  Bank of America 98-C2, A2
  6.560% due 11/18/35                                   99               99
GE Capital Commercial Mortgage
  Corp. 04-C3, A4
  5.189% due 7/10/39(c)                                350              350
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3
  4.622% due 11/25/35(c)                               991              958
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7
  5.317% due 6/10/36(c)                                500              503


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
GS Mortgage Securities Corp.
  II 05-GG4, AJ
  4.782% due 7/10/39                                $2,500      $     2,189
GS Mortgage Securities Corp.
  II 99-C1, A2
  6.110% due 11/18/30(c)                             2,617            2,627
Harborview Net Interest Margin
  Corp. 06-12, N1 144A
  6.409% due 12/19/36(b)                               187              186
IndyMac Index Mortgage Loan Trust
  06-AR25, 3A1
  6.368% due 9/25/36(c)                                372              349
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3
  6.260% due 3/15/33                                 7,896            8,139
JPMorgan Mortgage Acquisition Corp.
  06-CW2, AF4
  6.080% due 8/25/36(c)                              1,700            1,682
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                                 2,070            2,107
Lehman Brothers - UBS Commercial
  Mortgage Trust 04-C4, A2
  4.567% due 6/15/29(c)                                250              250
Lehman Brothers - UBS Commercial
  Mortgage Trust 06-C6, A4
  5.372% due 9/15/39                                 2,105            2,074
Lehman Brothers - UBS Commercial
  Mortgage Trust 07-C2, A2
  5.303% due 2/15/40                                 4,150            4,132
Lehman Brothers - UBS Commercial
  Mortgage Trust 07-C6, A2
  5.845% due 7/15/40                                 2,000            2,022
Lehman Brothers Commercial Conduit
  Mortgage Trust 98-C4, A1B
  6.210% due 10/15/35                                  893              897
Lehman XS Net Interest Margin
  06-GPM5, A1 144A
  6.250% due 10/28/46(b)                                22               22
MASTR Resecuritization Trust
  05-1 144A
  5.000% due 10/28/34(b)                             1,084            1,029
Merrill Lynch Mortgage Trust
  06-C1, AM
  5.842% due 5/12/39(c)                              2,200            2,124
Morgan Stanley Capital I
  06-T23, A4
  5.984% due 8/12/41(c)                              2,570            2,629
PNC Mortgage Acceptance Corp.
  00-C2, A2
  7.300% due 10/12/33(c)                             1,162            1,214
Residential Accredit Loans,
  Inc. 06-QA1, A21
  5.966% due 1/25/36(c)                              4,002            3,790

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.846% due 3/25/35(c)                             $2,171      $     2,181
Structured Asset Securities Corp.
  03-32, 1A1
  5.207% due 11/25/33(c)                             1,813            1,802
Structured Asset Securities Corp.
  05-17, 1A6
  5.500% due 10/25/35                                2,667            2,611
Timberstar Trust 06-1A, A 144A
  5.668% due 10/15/36(b)                             2,250            2,239
Wachovia Bank Commercial Mortgage
  Trust 04-C12, A4
  5.408% due 7/15/41(c)                                300              302
Washington Mutual Mortgage
  Pass-Through-Certificates,
  Inc. 05-AR3, A2
  4.635% due 3/25/35(c)                                118              119
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.560% due 1/25/35(c)                              1,675            1,696
Wells Fargo Mortgage Backed
  Securities Trust 04-EE, 2A3
  3.989% due 12/25/34(c)                             1,634            1,638
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                                4,231            4,202
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                                 3,418            3,410
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A16
  4.110% due 6/25/35(c)                              1,065            1,036
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3
  5.000% due 10/25/35(c)                             1,104            1,112
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A1
  4.523% due 4/25/35(c)                              4,000            4,041
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A2
  4.523% due 4/25/35(c)                                760              749


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
Wells Fargo Mortgage Backed
  Securities Trust 07-AR3, A4
  6.066% due 4/25/37(c)                             $1,920      $     1,925
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $109,452)                                          108,351
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.0%

AUSTRALIA--0.1%
Commonwealth of Australia
  Series 909
  7.500% due 9/15/09                                 1,200(f)         1,089
                                                                -----------
BRAZIL--0.0%
Federative Republic of Brazil
  9.250% due 10/22/10                                  100              113
  11.000% due 8/17/40                                  210              282
                                                                -----------
                                                                        395
                                                                -----------
CANADA--0.1%
Commonwealth of Canada
  4.250% due 9/1/09                                  1,085(h)         1,097
                                                                -----------
GERMANY--0.0%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                                305(i)           452
                                                                -----------
NORWAY--0.2%
Kingdom of Norway
  5.500% due 5/15/09                                 8,650(j)         1,614
                                                                -----------
PHILIPPINES--0.1%
Republic of Philippines
  10.625% due 3/16/25                                  285              405
  7.750% due 1/14/31                                   400              452
                                                                -----------
                                                                        857
                                                                -----------
RUSSIA--0.2%
Russian Federation RegS
  7.500% due 3/31/30(c) (e)                          1,238            1,427
                                                                -----------
SWEDEN--0.1%
Kingdom of Sweden
  Series 1043
  5.000% due 1/28/09                                 4,090(k)           650
                                                                -----------
TRINIDAD AND TOBAGO--0.0%
Republic of Trinidad and
  Tobago RegS
  9.875% due 10/1/09(e)                                380              417
                                                                -----------

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
TURKEY--0.1%
Republic of Turkey
  7.000% due 6/5/20                                 $  590      $       617
                                                                -----------
UKRAINE--0.1%
Republic of Ukraine 144A
  6.580% due 11/21/16(b)                               905              909
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $8,559)                                              9,524
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.6%

ARUBA--0.1%
UFJ Finance AEC
  6.750% due 7/15/13                                   900              996
                                                                -----------
AUSTRALIA--0.1%
Westfield Capital Corp. Ltd./
  Westfield Finance Authority 144A(b)
  4.375% due 11/15/10                                  175              172
  5.125% due 11/15/14                                1,175            1,096
                                                                -----------
                                                                      1,268
                                                                -----------
BRAZIL--0.3%
GTL Trade Finance, Inc. 144A
  7.250% due 10/20/17(b)                               494              515
Merrill Lynch & Co., Inc.
  10.710% due 3/8/17                                   860(g)           440
Morgan Stanley 144A
  10.090% due 5/3/17(b)                              1,250(g)           634
Vale Overseas Ltd.
  6.250% due 1/11/16                                   760              755
  6.250% due 1/23/17                                   375              369
                                                                -----------
                                                                      2,713
                                                                -----------
CANADA--0.4%
Canadian National Resources Ltd.
  5.900% due 2/1/18                                    740              752
Catalyst Paper Corp.
  7.375% due 3/1/14                                    570              426
EnCana Corp.
  5.900% due 12/1/17                                   510              526
European Investment Bank 144A
  4.600% due 1/30/37(b)                              1,000(h)           958
Xstrata Canada Corp.
  5.500% due 6/15/17                                   845              821
                                                                -----------
                                                                      3,483
                                                                -----------


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
CAYMAN ISLANDS--0.0%
Usiminas Commercial Ltd. 144A
  7.250% due 1/18/18(b)                             $  396      $       390
                                                                -----------
CHILE--0.3%
Banco Santander Chile 144A
  5.375% due 12/9/14(b)                                875              868
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                              1,523            1,515
                                                                -----------
                                                                      2,383
                                                                -----------
GERMANY--0.3%
Deutsche Bank AG NY Series GS
  4.055% due 3/22/12(c)                              2,750            2,810
                                                                -----------
KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
  7.000% due 11/3/09(b)                                575              551
                                                                -----------
LUXEMBOURG--0.0%
Tyco Electronic Group SA 144A
  6.000% due 10/1/12(b)                                350              367
                                                                -----------
MEXICO--0.0%
Vitro S.A. de C.V.
  8.625% due 2/1/12                                    170              162
                                                                -----------
PHILIPPINES--0.1%
National Power Corp.
  9.625% due 5/15/28                                   750              909
                                                                -----------
RUSSIA--0.3%
Gazprom OAO (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                                  440              429
  6.510% due 3/7/22                                    580              548
OJSC AK Transneft
  (TransCapitalInvest Ltd.) 144A
  5.670% due 3/5/14(b)                               1,050            1,036
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                              1,000              965
                                                                -----------
                                                                      2,978
                                                                -----------
SINGAPORE--0.2%
DBS Bank Ltd. 144A
  5.000% due 11/15/19(b) (c)                         1,900            1,836
                                                                -----------
SOUTH KOREA--0.2%
Export-Import Bank of Korea
  5.500% due 10/17/12                                  920              951

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
SOUTH KOREA--(CONTINUED)
Korea Development Bank
  5.500% due 11/13/12                               $  790      $       814
                                                                -----------
                                                                      1,765
                                                                -----------
SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                                 500              460
                                                                -----------
TURKEY--0.1%
Bosphorus Financial
  Services Ltd. 144A
  6.688% due 2/15/12(b) (c)                          1,250            1,240
                                                                -----------
UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A(b)
 5.620% due 10/25/12                                   610              627
 5.875% due 10/27/16                                   940              923
                                                                -----------
                                                                      1,550
                                                                -----------
UNITED KINGDOM--0.6%
Diageo Capital plc
  5.500% due 9/30/16                                   840              851
HBOS plc 144A
  5.375% due 11/29/49(b) (c)                         3,250            3,013
Tate & Lyle International
  Finance plc 144A
  6.625% due 6/15/16(b)                                900              949
Vodafone Group plc
  5.000% due 9/15/15                                   475              465
  6.150% due 2/27/37                                   445              436
                                                                -----------
                                                                      5,714
                                                                -----------
UNITED STATES--0.1%
Nova Chemicals Corp.
  7.863% due 11/15/13(c)                               670              573
                                                                -----------
VENEZUELA--0.1%
Petroleos de Venezuela S.A.
  5.250% due 4/12/17                                 1,250              925
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,494)                                            33,073
---------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--1.2%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
  6.969% due 3/31/14                                   140              136
                                                                -----------


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc.
  Tranche B
  7.493% due 3/13/14                                $   65      $        61
                                                                -----------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
  8.700% due 12/15/13                                  995              873
                                                                -----------
AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Letter of Credit
  7.110% due 12/21/12                                  180              171
Hertz Corp. Tranche B
  7.110% due 12/21/12                                  994              944
                                                                -----------
                                                                      1,115
                                                                -----------
BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC
  Tranche Loan B
  7.130% due 3/6/14                                    900              781
                                                                -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. Tranche B3
  7.710% due 9/24/14                                 1,347            1,237
                                                                -----------
DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc.
  Tranche B
  6.653% due 12/22/12                                  524              503
                                                                -----------
ELECTRIC UTILITIES--0.0%
Energy Future Holdings Corp. Tranche B2
  8.645% due 10/10/14                                  244              227
                                                                -----------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
  Letter of Credit A
  6.621% due 3/28/14                                   420              388
Allied Waste North America, Inc.
  Tranche B
  6.645% due 3/28/14                                   696              644
                                                                -----------
                                                                      1,032
                                                                -----------
HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc.
  Tranche B
  7.110% due 2/28/14                                   149              130
                                                                -----------
HOUSEWARES & SPECIALTIES--0.1%
Yankee Candle Co., Inc. Tranche B
  8.891% due 2/6/14                                    585              527
                                                                -----------

Phoenix Balanced Fund


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
OIL & GAS DRILLING--0.0%
Hercules Offshore, Inc. Tranche
  6.990% due 7/11/13                                $  199      $       187
                                                                -----------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc.
  Tranche
  7.147% due 7/1/13                                    225              214
                                                                -----------
PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
  7.150% due 12/20/12                                1,169            1,079
                                                                -----------
PUBLISHING--0.1%
Idearc, Inc. Tranche B
  7.360% due 11/17/14                                1,219            1,091
                                                                -----------
RESTAURANTS--0.1%
Burger King Corp. Tranche B1
  6.875% due 6/30/12                                   412              406
                                                                -----------
SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche
  7.356% due 2/28/14                                   995              910
                                                                -----------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc.
  Tranche B3
  9.029% due 5/15/15                                   599              539
---------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $11,859)                                            11,048
---------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.0%


UNITED STATES--0.0%
Bausch & Lomb, Inc. Tranche
  8.127% due 10/26/15(c)                                88              126
---------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $123)                                                  126
---------------------------------------------------------------------------

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
DOMESTIC COMMON STOCKS--58.0%

AEROSPACE & DEFENSE--3.2%
Boeing Co. (The)                                    73,800            6,139
General Dynamics Corp.                              16,800            1,419
Honeywell International, Inc.                       62,800            3,710
Lockheed Martin Corp.                               47,600            5,137
Northrop Grumman Corp.                              29,300            2,325
Raytheon Co.                                        33,300            2,169


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
AEROSPACE & DEFENSE--(CONTINUED)
United Technologies Corp.                          114,400      $     8,398
                                                                -----------
                                                                     29,297
                                                                -----------
AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc.
Class B                                             18,800            1,375
                                                                -----------
AIRLINES--0.1%
AMR Corp.(l)                                        39,200              547
Continental Airlines, Inc.
Class B(l)                                          12,100              329
                                                                -----------
                                                                        876
                                                                -----------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co.
Class A                                              4,200              334
Aeropostale, Inc.(l)                                24,600              693
Gap, Inc. (The)                                     86,700            1,658
Men's Wearhouse, Inc. (The)                         15,500              395
                                                                -----------
                                                                      3,080
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                            15,500            1,199
                                                                -----------
ASSET MANAGEMENT & CUSTODY BANKS--2.3%
American Capital Strategies Ltd.                    12,100              426
Ameriprise Financial, Inc.                          27,900            1,543
Bank of New York Mellon Corp. (The)                 92,763            4,326
Federated Investors, Inc. Class B                   31,700            1,349
Franklin Resources, Inc.                            27,100            2,825
Legg Mason, Inc.                                    23,500            1,692
Northern Trust Corp.                                39,300            2,883
SEI Investments Co.                                 46,400            1,285
State Street Corp.                                  55,900            4,590
                                                                -----------
                                                                     20,919
                                                                -----------
AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(l)                                       63,700            1,870
                                                                -----------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.(l)                                   81,300              540
Thor Industries, Inc.                               17,500              618
                                                                -----------
                                                                      1,158
                                                                -----------
BIOTECHNOLOGY--0.3%
Cephalon, Inc.(l)                                    6,500              427
OSI Pharmaceuticals, Inc.(l)                        66,000            2,632
                                                                -----------
                                                                      3,059
                                                                -----------
BREWERS--0.4%
Anheuser-Busch Cos., Inc.                           74,500            3,466
                                                                -----------

Phoenix Balanced Fund


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
BROADCASTING & CABLE TV--0.4%
CBS Corp. Class B                                  129,800      $     3,270
                                                                -----------
BUILDING PRODUCTS--0.1%
Masco Corp.                                         58,800            1,348
                                                                -----------
COAL & CONSUMABLE FUELS--0.3%
Massey Energy Co.                                   67,700            2,517
                                                                -----------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                         46,900            1,636
                                                                -----------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc.(l)                             377,900            9,259
                                                                -----------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                  15,800              771
RadioShack Corp.                                    44,200              767
                                                                -----------
                                                                      1,538
                                                                -----------
COMPUTER HARDWARE--2.4%
Hewlett-Packard Co.                                194,300            8,500
International Business Machines Corp.              119,300           12,806
NCR Corp.(l)                                        19,400              417
                                                                -----------
                                                                     21,723
                                                                -----------
COMPUTER STORAGE & PERIPHERALS--0.3%
Emulex Corp.(l)                                     67,300            1,050
Network Appliance, Inc.(l)                          53,400            1,240
QLogic Corp.(l)                                     37,400              535
                                                                -----------
                                                                      2,825
                                                                -----------
CONSTRUCTION & ENGINEERING--0.1%
Perini Corp.(l)                                     26,000              909
                                                                -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
AGCO Corp.(l)                                       26,500            1,596
Cummins, Inc.                                        8,700              420
Toro Co. (The)                                      24,700            1,219
                                                                -----------
                                                                      3,235
                                                                -----------
CONSUMER FINANCE--0.2%
American Express Co.                                35,900            1,771
                                                                -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Automatic Data Processing, Inc.                     55,800            2,264
Electronic Data Systems Corp.                       85,900            1,726
Fiserv, Inc.(l)                                     48,900            2,512
                                                                -----------
                                                                      6,502
                                                                -----------


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
DIVERSIFIED BANKS--0.8%
Wells Fargo & Co.                                  205,700      $     6,996
                                                                -----------
DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The)                              47,400            1,832
Du Pont (E.I.) de Nemours & Co.                     78,300            3,538
                                                                -----------
                                                                      5,370
                                                                -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.                              16,200            1,490
                                                                -----------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(d)                                    10,300              917
Southern Copper Corp.                               17,900            1,680
                                                                -----------
                                                                      2,597
                                                                -----------
ELECTRIC UTILITIES--0.7%
FirstEnergy Corp.                                   96,700            6,887
                                                                -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Acuity Brands, Inc.                                  7,900              360
Emerson Electric Co.                               103,000            5,236
GrafTech International Ltd.(l)                      22,400              337
                                                                -----------
                                                                      5,933
                                                                -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(l)                       43,700            1,482
                                                                -----------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                               28,700              970
                                                                -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(l)                           20,600              928
                                                                -----------
FOOD RETAIL--0.3%
Kroger Co. (The)                                    65,300            1,662
SUPERVALU, Inc.                                     37,400            1,124
                                                                -----------
                                                                      2,786
                                                                -----------
FOOTWEAR--0.4%
Nike, Inc. Class B                                  54,400            3,360
                                                                -----------
GENERAL MERCHANDISE STORES--0.1%
Big Lots, Inc.(l)                                   39,800              691
                                                                -----------
HEALTH CARE DISTRIBUTORS--0.4%
McKesson Corp.                                      58,300            3,661
                                                                -----------
HEALTH CARE EQUIPMENT--0.4%
Baxter International, Inc.                          56,800            3,450
                                                                -----------

Phoenix Balanced Fund


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc.(l)                     28,400      $     1,422
                                                                -----------
HOME IMPROVEMENT RETAIL--0.4%
Sherwin-Williams Co. (The)                          63,400            3,627
                                                                -----------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                 20,400            1,048
Whirlpool Corp.                                      9,000              766
                                                                -----------
                                                                      1,814
                                                                -----------
HOUSEHOLD PRODUCTS--0.7%
Clorox Co. (The)                                    52,400            3,213
Kimberly-Clark Corp.                                20,400            1,340
Procter & Gamble Co. (The)                          32,300            2,130
                                                                -----------
                                                                      6,683
                                                                -----------
HOUSEWARES & SPECIALTIES--0.1%
Newell Rubbermaid, Inc.                             46,600            1,124
                                                                -----------
HYPERMARKETS & SUPER CENTERS--0.5%
BJ's Wholesale Club, Inc.(l)                        46,200            1,499
Wal-Mart Stores, Inc.                               56,800            2,890
                                                                -----------
                                                                      4,389
                                                                -----------
INDUSTRIAL CONGLOMERATES--0.5%
Teleflex, Inc.                                      12,500              739
Tyco International Ltd.                            102,825            4,047
                                                                -----------
                                                                      4,786
                                                                -----------
INDUSTRIAL MACHINERY--0.8%
Dover Corp.                                         12,600              509
Eaton Corp.                                         49,100            4,063
Gardner Denver, Inc.(l)                             17,900              581
Parker Hannifin Corp.                               33,250            2,248
                                                                -----------
                                                                      7,401
                                                                -----------
INSURANCE BROKERS--0.2%
AON Corp.                                           41,700            1,815
                                                                -----------
INTEGRATED OIL & GAS--5.4%
Chevron Corp.                                       36,500            3,084
ConocoPhillips                                     110,000            8,835
Exxon Mobil Corp.                                  277,000           23,933
Marathon Oil Corp.                                  32,100            1,504
Occidental Petroleum Corp.                         182,900           12,414
                                                                -----------
                                                                     49,770
                                                                -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                          370,127          14,246


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Qwest Communications International, Inc.           147,100      $       865
Verizon Communications, Inc.                        66,800            2,595
Windstream Corp.                                   216,800            2,517
                                                                -----------
                                                                     20,223
                                                                -----------
INTERNET RETAIL--0.2%
Expedia, Inc.(l)                                    17,000              391
IAC/InterActiveCorp.(l)                             45,100            1,170
                                                                -----------
                                                                      1,561
                                                                -----------
INTERNET SOFTWARE & SERVICES--0.4%
eBay, Inc.(l)                                      137,500            3,697
                                                                -----------
INVESTMENT BANKING & BROKERAGE--0.7%
Charles Schwab Corp. (The)                          57,100            1,273
Goldman Sachs Group, Inc. (The)                     20,600            4,136
TD Ameritrade Holding Corp.(l)                      61,700            1,158
                                                                -----------
                                                                      6,567
                                                                -----------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                        18,400              478
                                                                -----------
LIFE & HEALTH INSURANCE--2.3%
AFLAC, Inc.                                         43,900            2,692
Lincoln National Corp.                              56,800            3,088
MetLife, Inc.                                      123,400            7,277
Principal Financial Group, Inc. (The)               48,900            2,915
Prudential Financial, Inc.                          56,600            4,775
StanCorp Financial Group, Inc.                       8,200              404
Unum Group                                          17,600              398
                                                                -----------
                                                                     21,549
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Invitrogen Corp.(l)                                 13,200            1,131
                                                                -----------
MANAGED HEALTH CARE--1.4%
Aetna, Inc.                                         67,800            3,611
CIGNA Corp.                                         44,200            2,173
Coventry Health Care, Inc.(l)                        9,800              554
UnitedHealth Group, Inc.                            59,300            3,015
WellPoint, Inc.(l)                                  43,900            3,433
                                                                -----------
                                                                     12,786
                                                                -----------
METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                          11,400              523
Owens-Illinois, Inc.(l)                             16,400              827
                                                                -----------
                                                                      1,350
                                                                -----------

Phoenix Balanced Fund

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
MORTGAGE REITS--0.5%
Annaly Capital Management, Inc.                    147,200      $     2,903
iStar Financial, Inc.                               62,700            1,673
                                                                -----------
                                                                      4,576
                                                                -----------
MOVIES & ENTERTAINMENT--1.6%
Time Warner, Inc.                                  281,500            4,431
Viacom, Inc. Class B(l)                            126,600            4,907
Walt Disney Co. (The)                              192,300            5,755
                                                                -----------
                                                                     15,093
                                                                -----------
MULTI-LINE INSURANCE--1.1%
American International Group, Inc.                 164,100            9,052
Genworth Financial, Inc. Class A                    16,300              397
Hartford Financial Services Group,
  Inc. (The)                                         9,500              767
                                                                -----------
                                                                     10,216
                                                                -----------
MULTI-UTILITIES--0.5%
Public Service Enterprise Group, Inc.               49,800            4,781
                                                                -----------
OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                            9,500              486
Transocean, Inc.(l)                                 30,200            3,702
                                                                -----------
                                                                      4,188
                                                                -----------
OIL & GAS EQUIPMENT & SERVICES--0.6%
Dresser-Rand Group, Inc.(l)                         25,100              796
National Oilwell Varco, Inc.(l)                     57,200            3,445
Tidewater, Inc.                                     26,600            1,409
                                                                -----------
                                                                      5,650
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Devon Energy Corp.                                   5,500              467
Noble Energy, Inc.                                   6,500              472
Stone Energy Corp.(l)                               13,700              562
W&T Offshore, Inc.                                  39,400            1,114
                                                                -----------
                                                                      2,615
                                                                -----------
OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp.                                 30,700            1,817
                                                                -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
Bank of America Corp.                              307,300           13,629
Citigroup, Inc.                                     35,200              993
JPMorgan Chase & Co.                               276,700           13,157
                                                                -----------
                                                                     27,779
                                                                -----------
PACKAGED FOODS & MEATS--0.1%
Kellogg Co.                                         18,400              881
                                                                -----------


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
PAPER PACKAGING--0.1%
Packaging Corp. of America                          48,300      $     1,171
                                                                -----------
PERSONAL PRODUCTS--0.1%
NBTY, Inc.(l)                                       44,000            1,066
                                                                -----------
PHARMACEUTICALS--4.3%
Abbott Laboratories                                 15,200              856
Bristol-Myers Squibb Co.                           151,100            3,504
Endo Pharmaceuticals Holdings, Inc.(l)              30,500              797
Forest Laboratories, Inc.(l)                        48,700            1,937
Johnson & Johnson                                  191,800           12,133
Merck & Co., Inc.                                  192,900            8,927
Pfizer, Inc.                                       428,800           10,030
Wyeth                                               29,600            1,178
                                                                -----------
                                                                     39,362
                                                                -----------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                   35,700              711
                                                                -----------
PROPERTY & CASUALTY INSURANCE--0.8%
Chubb Corp. (The)                                   21,800            1,129
Cincinnati Financial Corp.                          20,100              775
Philadelphia Consolidated
  Holding Co.(l)                                     9,500              340
Travelers Cos., Inc. (The)                         102,400            4,925
                                                                -----------
                                                                      7,169
                                                                -----------
RAILROADS--0.2%
Norfolk Southern Corp.                              26,100            1,420
                                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc.                             5,900              459
                                                                -----------
REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                 6,700              337
KeyCorp                                             45,500            1,190
Regions Financial Corp.                             53,400            1,348
SunTrust Banks, Inc.                                 8,900              614
                                                                -----------
                                                                      3,489
                                                                -----------
RESTAURANTS--1.1%
McDonald's Corp.                                   133,400            7,143
Yum! Brands, Inc.                                   85,300            2,914
                                                                -----------
                                                                     10,057
                                                                -----------
SEMICONDUCTOR EQUIPMENT--0.5%
Applied Materials, Inc.                            159,900            2,865
MEMC Electronic Materials, Inc.(l)                  12,200              872
Novellus Systems, Inc.(l)                           47,800            1,136
                                                                -----------
                                                                      4,873
                                                                -----------

Phoenix Balanced Fund

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
SEMICONDUCTORS--1.3%
Amkor Technology, Inc.(l)                           56,900      $       435
Integrated Device Technology, Inc.(l)               80,300              598
Intel Corp.                                        261,100            5,535
NVIDIA Corp.(l)                                     63,450            1,560
Texas Instruments, Inc.                            109,700            3,393
                                                                -----------
                                                                     11,521
                                                                -----------
SOFT DRINKS--0.8%
Coca-Cola Co. (The)                                 59,300            3,509
Pepsi Bottling Group, Inc. (The)                   106,300            3,704
PepsiCo, Inc.                                        5,000              341
                                                                -----------
                                                                      7,554
                                                                -----------
SPECIALIZED REITS--0.1%
Host Hotels & Resorts, Inc.                         45,400              760
Sunstone Hotel Investors, Inc.                      22,500              374
                                                                -----------
                                                                      1,134
                                                                -----------
SPECIALTY CHEMICALS--0.1%
H.B. Fuller Co.                                     29,400              610
Lubrizol Corp. (The)                                10,200              537
                                                                -----------
                                                                      1,147
                                                                -----------
STEEL--0.3%
AK Steel Holding Corp.                              40,700            1,945
Allegheny Technologies, Inc.                        12,800              901
                                                                -----------
                                                                      2,846
                                                                -----------
SYSTEMS SOFTWARE--3.0%
BMC Software, Inc.(l)                               32,400            1,038
McAfee, Inc.(l)                                     13,900              468
Microsoft Corp.                                    544,000           17,734
Oracle Corp.(l)                                    280,600            5,766
Symantec Corp.(l)                                  145,100            2,602
                                                                -----------
                                                                     27,608
                                                                -----------
TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(l)                           8,400              287
                                                                -----------
TOBACCO--1.2%
Altria Group, Inc.                                  55,800            4,231
Loews Corp. - Carolina Group                        52,800            4,336
Reynolds American, Inc.                              8,900              564
Universal Corp.                                     41,400            2,062
                                                                -----------
                                                                     11,193
                                                                -----------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.                                151,400            1,594
                                                                -----------

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $463,134)                                          533,863
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.8%

COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                      55,200      $     1,119
                                                                -----------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A
  (United States)                                   12,600              498
                                                                -----------
IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A (United States)              85,800            2,971
                                                                -----------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd. (United States)                      30,300            1,202
                                                                -----------
PROPERTY & CASUALTY INSURANCE--0.2%
XL Capital Ltd. Class A
  (United States)                                   28,800            1,296
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,588)                                              7,086
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $835,675)                                          905,384
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.9%

MONEY MARKET MUTUAL FUNDS--0.4%
State Street Navigator Prime Plus
  (4.201% seven-day effective yield)(n)          4,028,403            4,028
                                                                -----------


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                 -----------    -----------
COMMERCIAL PAPER(o)--1.5%
Eaton Corp.
  3.050% due 2/1/08                                  7,305            7,305
Danske Corp.
  3.450% due 2/5/08                                  5,000            4,998
Danaher Corp.
  3.300% due 2/7/08                                  1,000            1,000
                                                                -----------
                                                                     13,303
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,331)                                            17,331
---------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $853,006)                                          922,715(a)

Other assets and liabilities, net--(0.3)%                            (2,994)
                                                                -----------
NET ASSETS--100.0%                                              $   919,721
                                                                ===========

PHOENIX BALANCED FUND
GLOSSARY
JANUARY 31, 2008 (UNAUDITED)


AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("FANNIE MAE")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("GINNIE MAE")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $96,304 and gross depreciation of $29,012 for federal income tax purposes. At January 31, 2008, the aggregate cost of securities for federal income tax purposes was $855,423.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $44,377 (reported in 000's) or 4.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Norwegian Krone.
(k) Par value represents Swedish Krona.
(l) Non-income producing.
(m) All or a portion of security is on loan.
(n) Represents security purchased with cash collateral received for securities on loan.
(o) The rate shown is the discount rate.

Phoenix Capital Growth Fund



                                         SCHEDULE OF INVESTMENTS
                                             JANUARY 31, 2008
                                               (UNAUDITED)



                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
DOMESTIC COMMON STOCKS--94.5%

AEROSPACE & DEFENSE--5.8%
Goodrich Corp.(d)                                  157,700      $     9,864
Lockheed Martin Corp.(d)                           104,600           11,288
Precision Castparts Corp.(d)                        16,750            1,906
United Technologies Corp.(d)                        14,000            1,028
                                                                -----------
                                                                     24,086
                                                                -----------
AIRLINES--1.1%
Continental Airlines, Inc. Class B(b)(d)           160,050            4,355

APPLICATION SOFTWARE--1.0%
Adobe Systems, Inc.(b)(d)                           19,400              678
Autodesk, Inc.(b)(d)                                87,800            3,613
                                                                -----------
                                                                      4,291
                                                                -----------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Janus Capital Group, Inc.(d)                       126,550            3,418

BIOTECHNOLOGY--4.2%
Genzyme Corp.(b)(d)                                 18,200            1,422
Gilead Sciences, Inc.(b)(d)                        346,400           15,827
                                                                -----------
                                                                     17,249
                                                                -----------
COMMODITY CHEMICALS--0.9%
Celanese Corp. Series A(d)                         101,700            3,781

COMMUNICATIONS EQUIPMENT--3.8%
Cisco Systems, Inc.(b)(d)                          574,448           14,074
Corning, Inc.(d)                                    37,700              908
QUALCOMM, Inc.(d)                                   18,300              776
                                                                -----------
                                                                     15,758
                                                                -----------
COMPUTER HARDWARE--6.0%
Apple, Inc.(b)(d)                                   89,100           12,060
Dell, Inc.(b)(d)                                   290,150            5,815
Hewlett-Packard Co.(d)                             158,200            6,921
                                                                -----------
                                                                     24,796
                                                                -----------
COMPUTER STORAGE & PERIPHERALS--1.4%
EMC Corp.(b)(d)                                    378,700            6,010

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Cummins, Inc.(d)                                    40,900            1,975
Deere & Co.(d)                                      58,900            5,169
                                                                -----------
                                                                      7,144
                                                                -----------

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
MasterCard, Inc. Class A(d)                          6,800      $     1,408

DISTILLERS & VINTNERS--1.4%
Constellation Brands, Inc.
  Class A(b)(d)                                    287,600            6,011

DIVERSIFIED METALS & MINING--3.1%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(d)                                   142,550           12,691

DRUG RETAIL--0.1%
Walgreen Co.(d)                                     17,700              621

ENVIRONMENTAL & FACILITIES SERVICES--2.4%
Allied Waste Industries, Inc.(b)(d)              1,023,950           10,086

FOOD RETAIL--0.7%
Kroger Co. (The)(d)                                108,300            2,756

FOOTWEAR--0.7%
Nike, Inc. Class B(d)                               49,050            3,029

GENERAL MERCHANDISE STORES--0.2%
Target Corp.(d)                                     15,500              862

HEALTH CARE EQUIPMENT--1.4%
Baxter International, Inc.(d)                       79,750            4,844
Medtronic, Inc.(d)                                  16,500              768
                                                                -----------
                                                                      5,612
                                                                -----------
HEALTH CARE SERVICES--2.5%
Express Scripts, Inc.(b)(d)                        151,550           10,228

HOUSEHOLD PRODUCTS--2.3%
Colgate-Palmolive Co.(d)                            97,400            7,500
Energizer Holdings, Inc.(b)(d)                      21,400            2,003
                                                                -----------
                                                                      9,503
                                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.2%
AES Corp. (The)(b)(d)                              147,050            2,806
NRG Energy, Inc.(b)(d)                             162,900            6,286
                                                                -----------
                                                                      9,092
                                                                -----------
INDUSTRIAL CONGLOMERATES--0.9%
General Electric Co.                               102,950            3,645

INTEGRATED OIL & GAS--3.2%
Exxon Mobil Corp.(d)                               112,700            9,737

Phoenix Capital Growth Fund

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
INTEGRATED OIL & GAS--(CONTINUED)
Occidental Petroleum Corp.                          51,800      $     3,516
                                                                -----------
                                                                     13,253
                                                                -----------
INTERNET RETAIL--1.9%
Amazon.com, Inc.(b)(d)                              66,500            5,167
Expedia, Inc.(b)(d)                                113,600            2,615
                                                                -----------
                                                                      7,782
                                                                -----------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc.(b)                                      199,450            5,363

INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc.(d)                         8,100              457
Morgan Stanley(d)                                   63,375            3,133
                                                                -----------
                                                                      3,590
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES--2.9%
Invitrogen Corp.(b)(d)                             113,800            9,749
Waters Corp.(b)(d)                                  36,500            2,097
                                                                -----------
                                                                     11,846
                                                                -----------
MANAGED HEALTH CARE--4.0%
Aetna, Inc.(d)                                      60,350            3,214
CIGNA Corp.(d)                                      53,200            2,615
Humana, Inc.(b)(d)                                  94,850            7,617
UnitedHealth Group, Inc.(d)                         59,350            3,017
                                                                -----------
                                                                     16,463
                                                                -----------
METAL & GLASS CONTAINERS--2.4%
Owens-Illinois, Inc.(b)(d)                         193,750            9,765

MOVIES & ENTERTAINMENT--1.9%
Walt Disney Co. (The)(d)                           261,320            7,821

OIL & GAS EQUIPMENT & SERVICES--3.8%
Global Industries Ltd.(b)                          317,850            5,613
Halliburton Co.(d)                                  72,800            2,415
National Oilwell Varco, Inc.(b)(d)                 128,100            7,716
                                                                -----------
                                                                     15,744
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
W&T Offshore, Inc.(d)                              139,600            3,949

OIL & GAS REFINING & MARKETING--1.8%
Frontier Oil Corp.(d)                              143,900            5,075
Valero Energy Corp.(d)                              41,100            2,433
                                                                -----------
                                                                      7,508
                                                                -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.                                     10,800              305

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
PHARMACEUTICALS--4.4%
Abbott Laboratories(d)                              14,700      $       828
Johnson & Johnson                                   13,200              835
Merck & Co., Inc.(d)                               189,150            8,754
Schering-Plough Corp.(d)                           134,950            2,641
Watson Pharmaceuticals, Inc.(b)(d)                 165,300            4,316
Wyeth(d)                                            17,800              708
                                                                -----------
                                                                     18,082
                                                                -----------
PROPERTY & CASUALTY INSURANCE--1.6%
Berkley (W.R.) Corp.(d)                            222,500            6,733

RAILROADS--0.7%
Norfolk Southern Corp.(d)                           53,350            2,902

RESTAURANTS--1.8%
Yum! Brands, Inc.(d)                               214,650            7,332

SEMICONDUCTOR EQUIPMENT--0.7%
Applied Materials, Inc.(d)                         152,100            2,726

SEMICONDUCTORS--3.0%
Broadcom Corp. Class A(b)(d)                        25,700              568
Cypress Semiconductor Corp.(b)(d)                   84,700            1,800
Intel Corp.(d)                                     286,950            6,083
NVIDIA Corp.(b)(d)                                 100,950            2,482
Texas Instruments, Inc.(d)                          31,500              974
Xilinx, Inc.(d)                                     21,600              473
                                                                -----------
                                                                     12,380
                                                                -----------
SOFT DRINKS--2.6%
Pepsi Bottling Group, Inc. (The)(d)                287,700           10,027
PepsiCo, Inc.                                       13,700              934
                                                                -----------
                                                                     10,961
                                                                -----------
SPECIALIZED FINANCE--0.8%
Nasdaq Stock Market, Inc. (The)(b)(d)               74,950            3,468

SPECIALTY CHEMICALS--0.8%
Sigma-Aldrich Corp.(d)                              66,100            3,283

SPECIALTY STORES--0.2%
Staples, Inc.(d)                                    32,000              766

SYSTEMS SOFTWARE--7.8%
Microsoft Corp.(d)                                 480,500           15,664

Phoenix Capital Growth Fund

                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
SYSTEMS SOFTWARE--(CONTINUED)
Oracle Corp.(b)                                    819,050      $    16,832
                                                                -----------
                                                                     32,496
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $351,866)                                          390,950
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.3%

COMMUNICATIONS EQUIPMENT--3.3%
Nokia Oyj Sponsored ADR (Finland)(d)               168,100            6,211
Research In Motion Ltd. (Canada)(b)(d)              80,500            7,557
                                                                -----------
                                                                     13,768
                                                                -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
AU Optronics Corp. Sponsored ADR (Taiwan)(d)       245,250            4,069
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $19,321)                                            17,837
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $371,187)                                          408,787
                                                                -----------
SHORT-TERM INVESTMENTS--21.3%

MONEY MARKET MUTUAL FUNDS--20.5%
State Street Navigator Prime Plus
  (4.201% seven-day effective yield)(e)         84,957,864           84,958


                                                  PAR VALUE
                                                    (000)
                                                 -----------
COMMERCIAL PAPER(f)--0.8%
Eaton Corp.
  3.050% due 2/1/08                                 $3,390            3,390
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $88,348)                                            88,348
---------------------------------------------------------------------------

TOTAL INVESTMENTS--120.1%
(IDENTIFIED COST $459,535)                                          497,135(a)

Other assets and liabilities, net--(20.1)%                          (83,039)
                                                                -----------
NET ASSETS--100.0%                                              $   414,096
                                                                ===========


PHOENIX CAPITAL GROWTH FUND
GLOSSARY
JANUARY 31, 2008 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $60,935 and gross depreciation of $25,942 for federal income tax purposes. At January 31, 2008, the aggregate cost of securities for federal income tax purposes was $462,142.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

Phoenix Mid-Cap Growth Fund



                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2008
                                   (UNAUDITED)



                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
DOMESTIC COMMON STOCKS--89.7%

AEROSPACE & DEFENSE--2.0%
Alliant Techsystems, Inc.(b)(d)                      3,690      $       391
Goodrich Corp.                                      35,100            2,195
                                                                -----------
                                                                      2,586
                                                                -----------
AIRLINES--1.7%
AMR Corp.(b)(d)                                     59,100              824
Continental Airlines, Inc. Class B(b)(d)            48,000            1,306
                                                                -----------
                                                                      2,130
                                                                -----------
APPAREL RETAIL--2.2%
AnnTaylor Stores Corp.(b)(d)                        68,000            1,710
Men's Wearhouse, Inc. (The)(d)                      28,900              737
TJX Cos., Inc. (The)(d)                             13,360              422
                                                                -----------
                                                                      2,869
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Polo Ralph Lauren Corp.(d)                           6,130              371
VF Corp.(d)                                          6,600              511
                                                                -----------
                                                                        882
                                                                -----------
APPLICATION SOFTWARE--0.4%
Autodesk, Inc.(b)(d)                                11,770              484

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Affiliated Managers Group, Inc.(b)(d)                5,800              570

BROADCASTING & CABLE TV--4.4%
DISH Network Corp.(b)(d)                            48,700            1,376
Liberty Global, Inc. Class A(b)(d)                 105,500            4,263
                                                                -----------
                                                                      5,639
                                                                -----------
COAL & CONSUMABLE FUELS--1.1%
Foundation Coal Holdings, Inc.(d)                   27,500            1,438

COMMODITY CHEMICALS--2.3%
Celanese Corp. Series A(d)                          79,200            2,945

COMMUNICATIONS EQUIPMENT--0.2%
Echostar Communications Corp.(b)(d)                  9,740              285

CONSTRUCTION & ENGINEERING--0.4%
Shaw Group, Inc. (The)(b)                            9,100              514

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
AGCO Corp.(b)(d)                                    29,200            1,758


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.9%
Electronic Data Systems Corp.(d)                   182,700      $     3,672

DIVERSIFIED CHEMICALS--1.3%
FMC Corp.(d)                                        31,180            1,658

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
Ametek, Inc.(d)                                     15,240              671
Thomas & Betts Corp.(b)(d)                          20,000              905
                                                                -----------
                                                                      1,576
                                                                -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.8%
LG.Philips LCD Co. Ltd.(b)(d)                      105,100            2,256

ENVIRONMENTAL & FACILITIES SERVICES--4.3%
Covanta Holding Corp.(b)(d)                         57,300            1,455
Republic Services, Inc.(d)                         134,000            4,020
                                                                -----------
                                                                      5,475
                                                                -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
Terra Industries, Inc.(b)(d)                        17,800              802

FOOD RETAIL--1.8%
Kroger Co. (The)(d)                                 90,500            2,303

GAS UTILITIES--2.3%
Energen Corp.(d)                                    25,900            1,629
ONEOK, Inc.(d)                                      28,600            1,344
                                                                -----------
                                                                      2,973
                                                                -----------
GENERAL MERCHANDISE STORES--1.4%
Dollar Tree Stores, Inc.(b)                         66,100            1,852

HEALTH CARE SERVICES--0.4%
Express Scripts, Inc.(b)                             7,600              513

HOTELS, RESORTS & CRUISE LINES--0.6%
Starwood Hotels & Resorts
  Worldwide, Inc.(d)                                16,050              726

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.8%
AES Corp. (The)(b)(d)                              208,600            3,980
NRG Energy, Inc.(b)(d)                              24,200              934
                                                                -----------
                                                                      4,914
                                                                -----------
INDUSTRIAL CONGLOMERATES--3.3%
Teleflex, Inc.(d)                                   58,900            3,482
Textron, Inc.                                       13,500              757
                                                                -----------
                                                                      4,239
                                                                -----------

Phoenix Mid-Cap Growth Fund


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
INDUSTRIAL MACHINERY--1.9%
Harsco Corp.(d)                                     12,220      $       696
Parker Hannifin Corp.(d)                            25,800            1,744
                                                                -----------
                                                                      2,440
                                                                -----------
LIFE & HEALTH INSURANCE--2.0%
Nationwide Financial Services, Inc.
  Class A(d)                                        27,000            1,193
Principal Financial Group, Inc. (The)(d)            22,400            1,335
                                                                -----------
                                                                      2,528
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES--1.1%
Invitrogen Corp.(b)(d)                              15,900            1,362

MANAGED HEALTH CARE--5.6%
CIGNA Corp.                                         45,000            2,212
Coventry Health Care, Inc.(b)(d)                    58,200            3,293
Humana, Inc.(b)(d)                                  20,390            1,638
                                                                -----------
                                                                      7,143
                                                                -----------
METAL & GLASS CONTAINERS--4.0%
Ball Corp.                                          61,750            2,834
Crown Holdings, Inc.(b)(d)                          30,800              755
Owens-Illinois, Inc.(b)                             31,100            1,567
                                                                -----------
                                                                      5,156
                                                                -----------
OFFICE ELECTRONICS--1.1%
Xerox Corp.(d)                                      88,400            1,361

OIL & GAS DRILLING--4.0%
ENSCO International, Inc.(d)                        20,400            1,043
Helmerich & Payne, Inc.(d)                          23,300              914
Unit Corp.(b)                                       63,500            3,182
                                                                -----------
                                                                      5,139
                                                                -----------
OIL & GAS EQUIPMENT & SERVICES--1.6%
Grant Prideco, Inc.(b)(d)                           12,930              644
SEACOR Holdings, Inc.(b)(d)                         16,400            1,446
                                                                -----------
                                                                      2,090
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION--3.8%
Newfield Exploration Co.(b)(d)                      13,170              657
Noble Energy, Inc.(d)                               58,200            4,224
                                                                -----------
                                                                      4,881
                                                                -----------
OIL & GAS REFINING & MARKETING--1.3%
Frontier Oil Corp.(d)                               29,400            1,037
Holly Corp.(d)                                      11,800              571
                                                                -----------
                                                                      1,608
                                                                -----------


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
OIL & GAS STORAGE & TRANSPORTATION--2.5%
El Paso Corp.(d)                                   196,500      $     3,238

PHARMACEUTICALS--2.2%
Endo Pharmaceuticals Holdings, Inc.(b)             105,800            2,766

SEMICONDUCTOR EQUIPMENT--0.2%
KLA-Tencor Corp.(d)                                  7,820              327

SEMICONDUCTORS--1.2%
Intersil Corp. Class A(d)                           47,410            1,092
NVIDIA Corp.(b)                                     17,580              432
                                                                -----------
                                                                      1,524
                                                                -----------
SOFT DRINKS--1.6%
Pepsi Bottling Group, Inc. (The)(d)                 59,400            2,070

SPECIALIZED CONSUMER SERVICES--1.2%
Service Corp. International(d)                     130,700            1,572

SPECIALTY CHEMICALS--0.5%
Lubrizol Corp. (The)(d)                             11,100              584

SPECIALTY STORES--0.6%
Barnes & Noble, Inc.                                23,400              794

STEEL--1.7%
AK Steel Holding Corp.                              45,300            2,165

SYSTEMS SOFTWARE--2.4%
Novell, Inc.(b)(d)                                 479,500            3,050

TECHNOLOGY DISTRIBUTORS--1.4%
Arrow Electronics, Inc.(b)(d)                       52,500            1,797

TIRES & RUBBER--0.5%
Cooper Tire & Rubber Co.(d)                         35,700              609

TOBACCO--0.6%
Universal Corp.(d)                                  16,100              802

UNITED STATES--1.2%
DENTSPLY International, Inc.(d)                     37,300            1,541

WIRELESS TELECOMMUNICATION SERVICES--2.6%
Telephone & Data Systems, Inc.(d)                   62,100            3,275
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(Identified Cost $115,702)                                          114,881
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.2%

AUTO PARTS & EQUIPMENT--0.9%
Autoliv, Inc. (Sweden)(d)                           22,400            1,119

COMMUNICATIONS EQUIPMENT--0.6%
SK Telecom Co. Ltd. (South Korea)                   30,300              752

Phoenix Mid-Cap Growth Fund


                                                                   VALUE
                                                   SHARES          (000)
                                                 -----------    -----------
IT CONSULTING & OTHER SERVICES--2.3%
Accenture Ltd. Class A (United States)(d)           85,000      $     2,942

PROPERTY & CASUALTY INSURANCE--0.8%
Aspen Insurance Holdings Ltd.
  (United States)(d)                                34,400              971

REINSURANCE--1.0%
Arch Capital Group Ltd. (United States)(b)          19,200            1,353

SEMICONDUCTORS--3.6%
Infineon Technologies AG Sponsored ADR
  (Germany)(b)(d)                                  271,900            2,784
STMicroelectronics NV (United States)              151,400            1,876
                                                                -----------
                                                                      4,660
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified Cost $13,926)                                            11,797
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(Identified cost $129,628)                                          126,678
                                                                -----------
SHORT-TERM INVESTMENTS--23.5%

MONEY MARKET MUTUAL FUNDS--23.2%
State Street Navigator Prime Plus
  (4.201% seven-day effective yield)(e)         29,694,102           29,694


                                                  PAR VALUE
                                                    (000)
                                                 -----------
COMMERCIAL PAPER(f)--0.3%
Eaton Corp.
  3.050% due 2/1/08                                 $  325              325
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $30,019)                                            30,019
---------------------------------------------------------------------------

TOTAL INVESTMENTS--122.4%
(Identified Cost $159,647)                                          156,697(a)

Other assets and liabilities, net--(22.4)%                          (28,686)
                                                                -----------
NET ASSETS--100.0%                                              $   128,011
                                                                ===========

PHOENIX MID-CAP GROWTH FUND
GLOSSARY
JANUARY 31, 2008 (UNAUDITED)


SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.



(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,276 and gross depreciation of $12,228 for federal income tax purposes. At January 31, 2008, the aggregate cost of securities for federal income tax purposes was $159,649.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) The rate shown is the discount rate.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY  31, 2008 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Phoenix Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.  SECURITY VALUATION

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. FOREIGN SECURITY COUNTRY DETERMINATION

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


Other information regarding the Funds is available in the Fund's most recent report to shareholders.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY  31, 2008 (UNAUDITED)


NOTE 2--SUBSEQUENT EVENTS

    On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds and Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent are also intended to be a part of the spin-off. Goodwin Capital Advisers, Inc., subadviser to the fixed income portion of the Balanced Fund, is not a part of the spin-off and will remain a subsidiary of PNX and is expected to continue as subadviser to the Fund.

    On November 15, 2007, the Board of Trustees of the Trust approved the reorganization of the Phoenix Balanced Fund, Phoenix Capital Growth Fund, and Phoenix Mid-Cap Growth Fund (the "Predecessor Funds"), into a newly created funds named Phoenix Balanced Fund, Phoenix Capital Growth Fund, and Phoenix Mid-Cap Growth Fund (the "Successor Funds"), each a series of Phoenix Equity Trust. The reorganization was completed on March 10, 2008. The Successor Funds principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Funds. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.

Other information regarding the Funds is available in the Fund's most recent report to shareholders.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.